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                                                          OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03907
                                  ----------------------------------------------

                      The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH                       43219
--------------------------------------------------------------------------------
(Address of principal executive offices)           (Zip code)

BISYS Fund Services   3435 Stelzer Road, Columbus, OH,          43219
--------------------------------------------------------------------------------
         (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-847-5886
                                                   -----------------------------

Date of fiscal year end: February 28, 2006
                        -------------------

Date of reporting period: May 31, 2005
                         --------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

      File the schedule as of the close of the reporting period as set forth in ss. ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedule need not be audited.

                      THE EMPIRE BUILDER TAX FREE BOND FUND
                     Portfolio of Investments - May 31, 2005
                                   (Unaudited)

Credit                                                                                      Principal        Fair Value
Ratings**   Municipal Securities  (98.2%)                                                     Amount           (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
            New York City  (13.0%)
Aaa/AAA     New York City, General Obligation, Series F, 6.00%,                          $   3,590,000   $    3,775,279
              8/1/2016, Prerefunded 8/1/2006 @ 101.50, (MBIA)
Aaa/AAA     New York City, General Obligation, Series B, 5.25%,                                750,000          790,283
              8/1/2017, Callable 8/1/2007 @ 101, (AMBAC)
A1/AAA      New York City, General Obligation, Series B, 5.125%,                             2,000,000        2,155,100
              8/1/2019, Callable 8/1/2010 @ 101, (FGIC)
Aaa/AAA     New York City, General Obligation, Series B, 5.375%,                             1,250,000        1,320,375
              8/1/2022, Callable 8/1/2007 @ 101, (MBIA)
Aaa/AAA     New York City, Health & Hospital Corporation, Health System Revenue,             1,000,000        1,112,160
              Series A, 5.50%, 2/15/2018, Callable 2/15/2012 @ 100, (FSA)
Aaa/AAA     New York City Municipal Water Finance Authority                                  1,000,000        1,011,190
              Water & Sewer System Revenue, 6.125%, 6/15/2020,
              Prerefunded 6/15/2005 @ 101
Aaa/AAA     New York City Municipal Water Finance Authority                                  3,150,000        3,184,997
              Water & Sewer System Revenue, 5.875%, 6/15/2025,
              Prerefunded 6/15/2005 @ 101, (MBIA)
Aaa/AAA     New York City, General Obligation, Series H,                                       625,000          625,000
              Variable Rate, 2.93%*, 8/1/2013, Non Callable, (MBIA)
                                                                                                         ---------------
            Total New York City                                                                              13,974,384
                                                                                                         ---------------

            New York State Agencies  (53.6%)
            Long Island Power Authority (1.3%)
Aaa/AAA     Long Island Power Authority, Electric System General                             1,210,000        1,385,474
              Revenue, Series A, 5.50%, 12/1/2012, Non Callable, (FSA)
                                                                                                         ---------------
            New York State Dormitory Authority  (28.5%)
Aa1/NR      AIDS Long-Term Health Care Facility, Inc., 4.375%,                                 215,000          217,109
              11/1/2015, Callable 11/1/2010 @ 100, (Sonyma)
Aa1/NR      AIDS Long-Term Health Care Facility, Inc.,  4.375%,                                100,000          100,740
             11/1/2016, Callable 11/1/2010 @ 100, (Sonyma)
Aa1/NR      AIDS Long-Term Health Care Facility, Inc., 4.375%,                                 100,000          100,499
              11/1/2017, Callable 11/1/2010 @ 100, (Sonyma)
A3/AA-      Albany County Airport Project, State Service Contract,                           1,200,000        1,276,584
              5.25%, 4/1/2013, Callable 4/1/2008 @ 101
NR/AAA      Albany County Airport Project, State Service Contract,                           1,000,000        1,060,470
              5.25%, 4/1/2017, Callable 4/1/2008@ 101, (MBIA)
Aaa/AAA     Albany County Hospital Project, State Service Contract,                          1,250,000        1,230,075
              2.00%, 8/15/2006, Non Callable, (FHA)(FSA)
Aaa/AAA     Augustana Lutheran Home for the Aged, Series A, 5.50%,                             905,000          990,124
              8/1/2020, Callable 8/1/2010 @ 101, (FHA)(MBIA)
Aaa/AAA     Augustana Lutheran Home for the Aged, Series A, 5.50%,                             750,000          815,745
              8/1/2030, Callable 8/1/2010 @ 101, (FHA)(MBIA)


Aaa/AAA     Columbia University, Series B, 5.375%,                                             500,000          558,975
              7/1/2018, Callable 7/1/2012 @ 100
Aaa/AAA     Columbia University, Series B, 5.375%,                                           1,000,000        1,117,280
              7/1/2019, Callable 7/1/2012 @ 100
Aaa/AAA     Columbia University, Series B, 5.375%,                                           1,000,000        1,117,280
              7/1/2020, Callable 7/1/2012 @ 100
Aaa/AAA     Leake & Watts Services, Inc., 3.00%,                                               500,000          500,170
              7/1/2005, Non Callable, (MBIA)
Aaa/AAA     Lutheran Medical Center, 5.00%, 8/1/2016,                                          985,000        1,069,700
             Callable 2/1/2013 @ 100, (MBIA)
Aaa/AAA     New York Medical College, 5.25%, 7/1/2013,                                       1,015,000        1,091,521
              Callable 7/1/2008 @ 101, (MBIA)
Aaa/AAA     New York University, Series 2, 5.50%, 7/1/2018,                                    500,000          554,305
              Callable 7/1/2011 @ 100, (AMBAC)
NR/AAA      Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable 8/1/2010 @100, (FNMA)       1,000,000        1,140,440
NR/AAA      Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable 8/1/2010 @100, (FNMA)        1,470,000        1,685,032
Aaa/NR      Rochester Institute of Technology, Series A, 5.25%,                              2,045,000        2,254,122
              7/1/2016, Callable 7/1/2012 @ 100, (AMBAC)
Aaa/NR      Rochester Institute of Technology, Series A, 5.25%,                              2,155,000        2,357,053
              7/1/2017, Callable 7/1/2012 @ 100, (AMBAC)
Aaa/AAA     School Districts Financing, Series C, 5.25%, 4/1/2021,                           1,300,000        1,419,509
              Callable 10/1/2012 @ 100, (MBIA)
Aaa/AAA     Special Acts School Districts Program, 6.00%, 7/1/2019,                          3,540,000        3,619,295
              Callable 7/1/2005 @ 102, (MBIA)
NR/AAA      State University, 5.375%, 7/1/2021, Callable 7/1/2008 @ 102                        325,000          354,764
NR/AAA      State University, 5.375%, 7/1/2021, Callable 7/1/2008 @ 102                        865,000          944,217
Aaa/AAA     Upstate Community Colleges, Series A,  6.00%, 7/1/2019,                          1,000,000        1,146,350
              Callable 7/1/2010 @ 101, (FSA)
Aaa/AAA     Upstate Community Colleges, Series A,  6.00%,  7/1/2020,                           845,000          968,666
              Callable 7/1/2010 @ 101, (FSA)
NR/AAA      Westchester County, Court Facilities, 5.25%, 8/1/2018,                           2,800,000        2,981,580
              Callable 2/1/2009 @ 101, (MBIA)
                                                                                                         ---------------
            Total New York State Dormitory Authority                                                         30,671,605
                                                                                                         ---------------

            New York State Environmental Facilities Corp.  (1.5%)
Aaa/AAA     State Water Pollution Control Revenue, Revolving Fund, Pooled Loan,                785,000          815,772
              5.90%, 1/15/2018, Prerefunded 1/15/2006 @ 102, (POL CTL-SRF)
Aaa/AAA     State Water Pollution Control Revenue, Revolving Fund, Pooled Loan,                725,000          752,601
              5.90%, 1/15/2018, Callable 1/15/2006 @ 102, (POL CTL-SRF)
                                                                                                         ---------------
            Total New York State Environmental Facilities Corp.                                               1,568,373
                                                                                                         ---------------
            New York State Medical Care Facilities Finance Agency  (1.0%)
Aaa/AAA     Hospital & Nursing Home, St. Vincent's Hospital Project, 6.20%,                  1,060,000        1,076,080
              2/15/2021, Callable 2/15/2006 @ 101, (AMBAC)(FHA)
                                                                                                         ---------------
            New York State Metropolitan Transportation Authority  (14.3%)
A3/AA-      Metropolitan Transportation Authority Revenue, State Service Contract,           3,000,000        3,005,488
              Series B, 5.00%, 7/1/2005, Non Callable
Aaa/AAA     Metropolitan Transportation Authority Revenue, Transportation Revenue,          12,000,000       12,387,960
              Series A, 5.00%, 11/15/2006, Non Callable, (FSA)


                                                                                                         ---------------
            Total New York State Metropolitan Transportation Authority                                       15,393,448
                                                                                                         ---------------

            New York State Power Authority  (0.6%)
AA2/AA-     New York State Power Authority, Series                                             600,000          605,298
              A, 4.40%, 11/15/2007
                                                                                                         ---------------
            New York State Thruway Authority  (5.5%)
Aaa/AAA     Highway & Bridge Trust Fund Bonds, Series A,                                     1,500,000        1,529,925
              5.25%, 4/1/2006, Non Callable, (FGIC)
Aaa/AAA     Highway & Bridge Trust Fund Bonds, Series A,                                     1,500,000        1,678,350
              5.50%, 4/1/2014, Callable 4/1/2011 @ 101, (FGIC)
Aaa/AAA     Highway & Bridge Trust Fund Bonds, Series B,                                     2,500,000        2,741,825
              5.25%, 4/1/2017, Callable 10/1/2011 @ 100, (MBIA)
                                                                                                         ---------------
            Total New York State Thruway Authority                                                            5,950,100
                                                                                                         ---------------

            New York State Urban Development Corp. (0.9%)
A3/AA-      Empire State Development Corp., University Facilities Grants,                      905,000          989,998
              6.00%, 1/1/2009, Non Callable
                                                                                                         ---------------
            Total New York State Agencies                                                                    57,640,376
                                                                                                         ---------------

            Other New York State Bonds  (28.0%)
A3/NR       Albany Housing Authority, Limited Obligation, 6.25%,                             1,000,000        1,030,050
              10/1/2012, Callable 10/1/2005 @ 102
Aaa/AAA     Attica, Central School District, General Obligation, 3.125%,                       425,000          425,119
              6/15/2005, Non Callable, (FGIC)
Aaa/AAA     Babylon, General Obligation, 5.00%, 8/1/2006, Non Callable, (AMBAC)              1,000,000        1,025,500
Aaa/AAA     Buffalo, Municipal Water Finance Authority, Water                                  500,000          511,105
              System Revenue, 5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC)
Aaa/AAA     Buffalo, Sewer System Revenue Authority, Series I, 4.00%, 7/1/2005               1,000,000        1,001,133
              Non Callable, (FSA)
Aaa/AAA     Buffalo, Sewer System Revenue Authority, 4.00%, 7/1/2006, Non Callable, (FSA)    1,095,000        1,109,421
Aaa/NR      Chittenango, Central School District, General Obligation,                          510,000          510,119
              3.00%, 6/15/2005, Non Callable, (FSA)
Aaa/NR      Corning, City School District, General Obligation, 5.00%,                        1,000,000        1,108,570
             6/15/2012, Non Callable, (FSA)
Aaa/NR      Corning, City School District, General Obligation, 5.00%,                          970,000        1,068,901
              6/15/2013, Callable 6/15/2012 @ 100, (FSA)
Aaa/NR      Corning, City School District, General Obligation, 5.00%,                          600,000          657,630
              6/15/2014, Callable 6/15/2012 @ 100, (FSA)
Aa2/NR      Dutchess County Public Improvement, General Obligation,                          1,365,000        1,370,883
              3.50%, 12/15/2005, Non Callable
Aaa/AAA     Erie County, Industrial Development Agency Buffalo School District Project,      3,175,000        3,240,499
              5.00%, 5/1/2006, Non Callable (FSA)
Aaa/AAA     Evans, General Obligation, 6.80%, 4/15/2012, Non Callable, (AMBAC)                 225,000          271,332
Aaa/AAA     Evans, General Obligation, 6.80%, 4/15/2013, Non Callable, (AMBAC)                 225,000          275,488
Aaa/NR      Fayetteville Manlius, Central School District, General Obligation, 5.00%,          375,000          410,280
              6/15/2016, Callable 6/15/2012 @ 101, (FGIC)
Aaa/NR      Ilion, Central School District, General Obligation, Series B, 5.50%,               550,000          624,938
              6/15/2015, Callable 6/15/2012 @ 101, (FGIC)
Aaa/NR      Ilion, Central School District, General Obligation, Series B, 5.50%,               500,000          565,780
              6/15/2016, Callable 6/15/2012 @ 101, (FGIC)


Aaa/NR      Islip, Union Free School District, General Obligation, 4.00%,                    1,000,000          989,920
              7/1/2020, Callable 7/1/2015 @ 100, (FGIC)
Aaa/AAA     Mount Sinai, Union Free School District, General Obligation,                     1,065,000        1,241,577
              6.20%, 2/15/2012, Non Callable, (AMBAC)
Aaa/AAA     Niagara Falls Public Water Authority, Water & Sewer System Revenue,              1,000,000        1,027,890
              Series A, 5.50%, 7/15/2028, Callable 7/15/2006 @ 100, (MBIA)
Aaa/AAA     North Hempstead, General Obligation, Series B,                                     570,000          637,955
              6.375%, 4/1/2009, Non Callable, (FGIC)
Aaa/AAA     North Hempstead, General Obligation, Series B,                                     560,000          638,467
              6.40%, 4/1/2010, Non Callable, (FGIC)
NR/AAA      Oneida County, Industrial Development Agency,                                    2,000,000        2,102,700
              Mohawk Valley Network, St. Luke's Memorial
              Hospital, 5.00%, 1/1/2013, Callable 1/1/2008 @ 101, (FSA)
Aaa/NR      Oyster Bay, General Obligation, 5.00%, 3/15/2011, Non Callable, (FSA)              430,000          470,549
Aaa/NR      Poughkeepsie Town, General Obligation, Series B, 2.00%,                            610,000          606,816
              12/15/2005, Non Callable, (MBIA)
Aaa/NR      Southern Cayuga, Central School District, General Obligation, 5.00%,               400,000          438,016
              5/15/2014, Callable 5/15/2012 @ 100, (FSA)
Aaa/AAA     Suffolk County, General Obligation, Series C,                                      965,000        1,032,685
              5.00%, 9/15/2015, Callable 9/15/2008 @ 101, (FGIC)
Aaa/AAA     Suffolk County, General Obligation, Series C,                                      550,000          587,329
              5.00%, 9/15/2016, Callable 9/15/2008 @ 101, (FGIC)
Aaa/AAA     Suffolk County, General Obligation, Series C,                                      480,000          511,493
              5.00%, 9/15/2017, Callable 9/15/2008 @ 101, (FGIC)
Aaa/AAA     Suffolk County, General Obligation, Series D,                                    1,125,000        1,206,439
              5.00%, 11/1/2015, Callable 11/1/2008 @ 101, (FGIC)
Aaa/AAA     Suffolk County, General Obligation, Series D,                                    1,110,000        1,187,733
              5.00%, 11/1/2016, Callable 11/1/2008 @ 101, (FGIC)
Aa2/AAA     Triborough Bridge & Tunnel Authority, Series A, 4.80%,                             750,000          759,038
              1/1/2006, Escrowed to Maturity
Aaa/AAA     Yonkers, General Obligation, Series A, 2.00%,                                      750,000          746,528
              12/1/2005, Non Callable, (MBIA)
Aaa/AAA     Yonkers, General Obligation, Series E, 5.00%,                                      750,000          774,428
              12/1/2006, Non Callable, (MBIA)
                                                                                                         ---------------
            Total Other New York State Bonds                                                                 30,166,311
                                                                                                         ---------------

            Puerto Rico  (3.6%)
Aaa/AAA     Puerto Rico Electric Power Authority, Revenue,                                     750,000          752,279
              Series W, 6.50%, 7/1/2005, Non Callable, (MBIA)
A3/A-       Puerto Rico Electric Power Authority, Revenue,                                     500,000          505,200
              Series OO, 4.00%, 7/1/2006, Non Callable
Aaa/AAA     Puerto Rico Municipal Finance Agency, Revenue,                                   2,195,000        2,200,224
              Series A, 4.25%, 8/1/2005, Non Callable, (FSA)
Aaa/AAA     Puerto Rico Municipal Finance Agency, Revenue,                                     400,000          401,428
              General Obligation, Series B, 5.00%, 8/1/2005, Non Callable, (FSA)
                                                                                                         ---------------
            Total Puerto Rico                                                                                 3,859,131
                                                                                                         ---------------

            Total Municipal Securities (Cost $101,734,583)                                                  105,640,202
                                                                                                         ---------------


            Short Term Investments  (0.0%)
            Dreyfus New York Municipal Cash Management Fund                                     10,000           10,000
                                                                                                         ---------------
            Total Short Term Investments (Cost $ 10,000)                                                         10,000
                                                                                                         ---------------

                                                                                                         ---------------
            Total Investments (Cost $101,744,583)    -   98.2%                                             $105,650,202
                                                                                                         ---------------


Percentages noted above are based on net assets as of May 31, 2005.

* The rate reflected is the rate in effect May 31, 2005. The Maturity date reflected is the final maturity date.

The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                    Unaudited

**Credit Ratings given by Moody's  Investors  Service Inc. and Standard & Poor's
  Corporation (unaudited).

            Moody's        Standard & Poor's
              Aaa           AAA                  Instrument judged to be of the highest
                                                 quality and carrying the smallest amount of
                                                 investment risk.
              Aa            AA                   Instrument judged to be of high quality by all standards.
               A             A                   Instrument judged to be adequate quality by all standards.
              Baa           BBB                  Instrument judged to be moderate quality by all standards.
              NR            NR                   Not Rated.  In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.


For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC             Insured as to principal and interest by the American Municipal Bond Assurance Corporation.
FGIC              Insured as to principal and interest by the Financial Guarantee Insurance Corporation.
FHA               Insured as to principal and interest by the Federal Housing Administration.
FNMA              Insured as to principal and interest by the Federal National Mortgage Association.
FSA               Insured as to principal and interest by Financial Security Assurance.
MBIA              Insured as to principal and interest by the Municipal Bond Insurance Association.
POL CTL-SRF       Insured as to principal and interest by the Pollution Control State Revenue Fund.
Sonyma            Insured as to principal and interest by the State of New York Mortgage Association.

  The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                        Notes to Portfolio of Investments
                                  May 31, 2005
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its' Portfolio of Investments (the "Schedule"). The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made in the preparation of the Schedule. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Officers

                     THE EMPIRE BUILDER TAX FREE BOND FUND
of the Fund and Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

Security Transactions

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

At May 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, was as follows:

                                                                                             Net
                                                          Tax              Tax            Unrealized
                                                       Unrealized       Unrealized       Appreciation
                                         Tax Cost     Appreciation    (Depreciation)    (Depreciation)
                                         --------     ------------    --------------    --------------
Empire Builder Tax Free Bond Fund      101,689,757     4,189,333         (228,888)        3,960,445

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -------------------------------------------------------------------

By (Signature and Title)*       /s/ Aaron J. Masek, Treasurer
                        --------------------------------------------------------
                                    Aaron J. Masek, Treasurer

Date              July 22, 2005
    ---------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Seth M. Glickenhaus, President
                         -------------------------------------------------------
                                    Seth M. Glickenhaus, President

Date              July 22, 2005
    ---------------------------------------

By (Signature and Title)*       /s/ Aaron J. Masek, Treasurer
                         -------------------------------------------------------
                                    Aaron J. Masek, Treasurer
Date              July 22, 2005
    ---------------------------------------

* Print the name and title of each signing officer under his or her signature.